Receivables (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Trade receivables	$ 2,621.5	$ 1,823.2
Other receivables	118.5	151.4
Allowance for doubtful accounts	(20.9)	(7.9)
Total receivables	$ 2,719.1	$ 1,966.7